Fair Value Disclosures	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Line Items]
Fair Value Disclosures
(7)	Fair Value Disclosures
The Company classifies its fair value measurements using a three-tiered fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the fair value of the Company’s assets and liabilities. Fair value is considered the value using the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The inputs are summarized in the three broad levels listed below:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

•	Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
Level 2 Valuation Techniques
The financial instruments classified within Level 2 of the fair value hierarchy is an interest rate swap. The valuation techniques used to value financial instruments classified within Level 2 of the fair value hierarchy are as follows:

•	The interest rate swap is valued based on observable values of underlying interest rates.
Level 3 Valuation Techniques
As the Company exercised significant judgement over unobservable inputs, the fair values of these financial instruments are considered Level 3 measurements:

•
The Company utilized a Monte Carlo simulation to measure the
Earn-out
and TRA liabilities. This simulation uses rates to appropriately capture the risk associated with each obligation. The Company adjusts the liabilities to fair value each reporting period based on certain metrics within the respective agreements. Changes in the fair value are recognized in other expense in the Condensed Consolidated Statement of Operations. Refer to the valuation methodologies table below for further analysis of level 3 valuations.

•
The fair value of the
Earn-in
consideration is based on expected future revenues discounted at the revenue discount rate less the risk-free rate of return. The Company adjusts the liabilities to fair value each reporting period based on certain metrics within the respective agreements. Changes in the fair value are recognized in other expense in the Condensed Consolidated Statement of Operations. Refer to the valuation methodologies table below for further analysis of level 3 valuations.

•
The Company utilized a Discounted Cash Flow simulation to determine the fair value of the External Strategic Managers. The discount rate selection for each investment was calibrated using the implied internal rate of return as of the original investment date, adjusted for certain market- and company- specific factors. The selected long-term growth rate for each investment was based on long-term GDP growth rates in the geographic locations of the underlying External Strategic Manager, with consideration for general growth in the asset management industry.

The following is a summary categorization, as of March 31, 2023 (Successor) and December 31, 2022 (Predecessor), of the Company’s financial instruments based on the inputs utilized in determining the value of such financial instruments:
Investments at fair value as of March 31, 2023 (Successor) and December 31, 2022 (Predecessor) are presented below:

	As of March 31, 2023 (Successor)
	Level 1	Level 2	Level 3
(Dollars in Thousands)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets:
Mutual funds	$48	$—	$—	$48
Exchange-traded funds	111	—	—	111
Investments – External Strategic Managers	—	—	165,322	165,322
Investments – Affiliated Funds (1)	—	—	—	1,188

Total	$159	$—	$165,322	$166,669

Liabilities:
Warrant liability	$23,235	$—	$—	$23,235
Earn-out liability	—	—	120,967	120,967
TRA liability	—	—	13,300	13,300
Earn-in consideration payable	—	—	1,593	1,593

Total	$23,235	$—	$135,860	$159,095

(1)
Investments in Affiliated Funds are measured at fair value using the net asset value (or its equivalent) practical expedient. The Company’s investments in Affiliated Funds represent interests that do not trade in an active market and are valued using the NAV of each investment company as reported and without adjustment. The Company does not have any commitments to the Affiliated Funds and redemptions are permitted on a monthly basis and require 30 days’ notice. The strategies of the Affiliated Funds primarily focus on near-dated, hard catalyst events that typically involve hostile deals, proposals, minority interest buy-ins,
leverage buyouts, activism, spin-offs, recapitalizations, and agreed upon deals. The investments held in the Affiliated Funds are primarily highly liquid and marketable securities. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Condensed Consolidated Statement of Financial Position.

	As of December 31, 2022 (Predecessor)
	Level 1	Level 2	Level 3
(Dollars in Thousands)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets:
Mutual funds	$44	$—	$—	$44
Exchange-traded funds	101	—	—	101
Interest rate swap	—	241	—	241

Total	$145	$241	$—	$386

Liabilities:
Earn-in consideration payable	$—	$—	$1,519	$1,519
Payout right	—	—	3,662	3,662

Total	$—	$—	$5,181	$5,181

Reconciliation of Fair Value Measurements Categorized within Level 3
Unrealized gains and losses on the Company’s assets and liabilities carried at fair value on a recurring basis are included within other loss in the Condensed Consolidated Statement of Operations. There were no transfers in or out of Level 3. The following table sets forth a summary of changes in the fair value of Level 3 measurements as of March 31, 2023 (Successor) and December 31, 2022 (Predecessor):

	Level 3 Liabilities as of March 31, 2023 (Successor)
(Dollars in Thousands)	TRA Liability	Earn-out Liability	Earn-in consideration payable	Total
Beginning balance	$13,000	$91,761	$1,519	$106,280
Settlements	—	—	—	—
Net losses	300	29,206	74	29,580

Ending balance	$13,300	$120,967	$1,593	$135,860

	Level 3 Liabilities as of December 31, 2022 (Predecessor)
(Dollars in Thousands)	Earn-in consideration payable	Payout right	Total
Transfers into Level 3	$—	$—	$—
Transfers out of Level 3	—	—	—
Purchases	—	—	—
Issuances	1,519	3,662	5,181

Ending balance	$1,519	$3,662	$5,181

(Dollars in Thousands)		Level 3 Assets as of March 31, 2023 (Successor)
Assets:	Beginning balance	Realized and Unrealized Gains (Losses)	Purchases	Sales and Maturities	Total
Investments – External Strategic
Managers	$146,130	$3,822	$15,370	$	$165,322

Total Assets	$146,130	$3,822	$15,370	$	$165,322

Valuation Methodologies for Fair Value Measurements Categorized within Level 3 as of March 31, 2023

(Dollars in Thousands)	Fair Value	Valuation Techniques	Unobservable Inputs	Ranges	Impact to Valuation from an Increase in Input
Level 3 Assets:
Investments – External Strategic Managers	$165,322	Discounted Cash Flow	Discount rate	16%- 48%	Lower
			Long-term growth rate	3%	Higher
Level 3 Liabilities:
TRA liability	$13,300	Monte Carlo	Volatility	45%	Lower
			Correlation	20%	Higher
			Cost of debt range	5.6% - 7.1%	Lower
			Equity risk premium	7.5%- 12.9%	Lower
Earn-out liability	$120,967	Monte Carlo	Volatility	45%	Higher
			Risk-free rate	3.6%	Higher
Earn-in consideration payable	$1,593	Discounted Cash Flow	Revenue discount rate	7.2%	Lower
Valuation Methodologies for Fair Value Measurements Categorized within Level 3 as of December 31, 2022
The fair value of
earn-in
consideration is based on expected future revenues discounted at the revenue discount rate less the risk-free rate of return, which approximated 6.8% as of December 31, 2022. It is classified as Level 3 within the fair value hierarchy. As of December 31, 2022, carrying value approximates fair value.
The fair value of the payout right is based on expected future payments weighted on the probability of a successful company sale transaction, discounted at the estimated term to transaction closing less the risk-free rate, which approximated 100% as of December 31, 2022.

ALVARIUM TIEDEMANN HOLDINGS INC [Member]
Fair Value Disclosures [Line Items]
Fair Value Disclosures
NOTE 9. FAIR VALUE MEASUREMENTS
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash held in Trust Account	$349,983,839	$349,983,839	$—	$—

Liabilities:
Public Warrants Liability	$5,882,250	$5,882,250	$—	$—
Private Warrants Liability	4,648,890	—	—	4,648,890

	$10,531,140	$5,882,250	$—	$4,648,890

	December 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market held in Trust Account	$345,031,308	$345,031,308	$—	$—

Liabilities:
Public Warrants Liability	$12,765,000	$12,765,000	$—	$—
Private Warrants Liability	10,328,609	—	—	10,328,609

	$23,093,609	$12,765,000	$—	$10,328,609

The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statements of operations.
The Company established the initial fair value of the Public Warrants and Private Warrants on February 26, 2021, the date of the Company’s IPO, using a Monte Carlo simulation model. As of December 31, 2022 and 2021, the fair value for the Private Warrants was estimated using a Monte Carlo simulation model, and the fair value of the Public Warrants by reference to the quoted market price. The Public Warrants and Private Warrants were classified as Level 3 at the initial measurement date, and the Private Warrants were classified as Level 3 as of December 31, 2022 and 2021 due to the use of unobservable inputs. For the period ended December 31, 2021, the Public Warrants were reclassified from a Level 3 to a Level 1 classification due to the use of the observed trading price of the separated Public Warrants. For the year ended December 31, 2022, there were no transfers between Levels 1, 2 or 3.
The following table presents the changes Level 3 liabilities for the year ended December 31, 2022:

Fair Value at January 1, 2022	$10,328,609
Change in fair value	(5,679,719)

Fair Value at December 31, 2022	$4,648,890

The following table presents the changes Level 3 liabilities for the year ended December 31, 2021:

Fair Value at January 1, 2021	$—
Initial fair value of Public Warrants and Private Warrants	27,004,700
Transfer of Public Warrants to Level 1	(15,007,500)
Change in fair value	(1,668,591)

Fair Value at December 31, 2021	$10,328,609

The key inputs into the Monte Carlo simulation model as of December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
Risk-free interest rate	4.70%	1.30%
Expected term remaining (years)	0.46	5.49
Expected volatility	22.5%	17.5%
Trading stock price	$10.91	$9.88

The Company utilizes a Monte Carlo simulation model to estimate the fair value of the conversion feature of the Working Capital Note, which is required to be recorded at its initial fair value on the date of issuance and each balance sheet date thereafter. Changes in the estimated fair value of the conversion feature of the Working Capital Note are recognized as non-cash gains or losses in the statements of operations.
The key assumptions in the Monte Carlo simulation model relate to the expected trading share-price volatility of the Class A ordinary shares, risk-free interest rate, strike price – warrants and debt conversion, expected term of the warrants and the probability of consummation of a Business Combination. The expected trading share-price volatility of the Class A ordinary shares is based on the average trading share price volatility of shares of special purpose acquisition companies (SPACs) that are searching for a target to consummate a business combination. The risk-free interest rate is based on interpolation of U.S. Treasury yields with a term commensurate with the term of the warrants. The Company anticipates the dividend yield to be zero. The expected term of the warrants is assumed to be the timing and likelihood of consummating a Business Combination.
The estimated fair value of the conversion feature of the Working Capital Note as of issuance and for the period ended
May 25, 2022 and
December

31, 2022 are $41,331 and $82,107, respectively.
The following are the primary assumptions used for the valuation of the conversion feature of the Working Capital Note:

	May 25, 2022	December 31, 2022
Warrant Valuation Terms
Risk-free interest rate	2.72%	4.70%
Expected term remaining (years)	5.32	0.46
Expected volatility	10.9%	22.5%
Trading share price	$9.77	$10.91

	May 25, 2022	December 31, 2022
Compound Option Terms
Strike price – debt conversion	$1.00	$1.00
Strike price – warrants	$11.50	$11.50
Term – debt conversion	0.32	0.01
Term – warrant conversion	5.32	5.01
Probability of consummation of a Business Combination	90%	99%
Probability of consummation of a Business Combination – Target Date 11/30/2022 and 1/4/2023	90%	99%
Probability of consummation of a Business Combination – Target Date 2/28/2023 and 1/31/2023	10%	1%
The following table presents the changes in the fair value of the Level 3 conversion option:

Fair value at May 25, 2022 (date of issuance)	$41,331
Change in fair value	40,776

Fair value at December 31, 2022	$82,107

There were no transfers in or out of Level 3 f
rom
other levels in the fair value hierarchy during the period ended December 31, 2022 for the conversion feature of the Working Capital
Note
.